UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

         Investment Company Act file number 811-21463
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                              Columbus Funds, Inc.
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               (Exact name of registrant as specified in charter)

                    227 Washington Street, Columbus, IN 47202
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               (Address of principal executive offices) (Zip code)

      Reams Asset Management Co., 227 Washington Street, Columbus, IN 47202
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                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (812) 372-6606
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                 Date of fiscal year end: September 30
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            Date of reporting period: July 1, 2006 - June 30, 2007
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ITEM 1. PROXY VOTING RECORD

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                              PROXY VOTING RECORD

NAME OF FUND:   THE CORE PLUS FUND
PERIOD:         JULY 1, 2006 - JUNE 30, 2007


The Columbus Funds, Inc. held no securities during the period covered by this report in which there was a shareholder vote. Accordingly, there are no proxy votes to report.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Columbus Funds, Inc.
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By (Signature and Title) /s/David B. McKinney
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Date August 29, 2007
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